Bank Loans (Details Textual) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 09, 2020	Mar. 23, 2020	Dec. 18, 2019	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Bank Loans (Textual)
Credit facility agreement, description				Glory Star Beijing entered into another two-year credit facility agreement of maximum $1,533 with China Merchants Bank. On March 27, 2020, Glory Star Beijing made a withdraw of $1,533, which will be due on March 26, 2021. The loan bears a fixed interest rate of 4.3%. The Company incurred guarantee fee in the amount of $35 for the loan of which the unamortized balance was $8 as of December 31, 2020. Loan issuance costs are presented on the consolidated balance sheets as a direct deduction from the carrying amount of the loan and amortized to interest expense using the effective interest rate of 6.73% as of December 31, 2020.	In December 2019, Glory Star Beijing entered into a two-year credit facility agreement of maximum $1,533 with China Merchants Bank. On January 6, 2020, Glory Star Beijing made a withdraw of $1,533, which will be due on January 5, 2021.The loan bears a fixed interest rate of 4.785%. The Company incurred guarantee fee in the amount of $35 for the loan. Loan issuance costs are presented on the consolidated balance sheets as a direct deduction from the carrying amount of the loan and amortized to interest expense using the effective interest rate of 7.23%. The loan was fully repaid on December 30, 2020. The same amount of loan was reissued on the same date with a fixed interest rate of 4.45%. The loan will be due on December 29, 2021. The Company incurred guarantee fee in the amount of $35 for the loan of which the unamortized balance was $35 as of December 31, 2020. Loan issuance costs are presented on the consolidated balance sheets as a direct deduction from the carrying amount of the loan and amortized to interest expense using the effective interest rate of 6.89% as of December 31, 2020
Guarantee fee, description					The Company incurred guarantee fee in the amount of $3 and $26 for the loan's short-term portion and long-term portion of which the unamortized balance was $1 and $6 as of December 31, 2020, respectively.
Weighted average interest rate					7.19%	5.65%
Interest expense related to bank loans					$ 332	$ 270
Glory Star Beijing [Member]
Bank Loans (Textual)
Fixed interest rate				6.09%
Effective interest rate					8.13%
Credit facility agreement amount				$ 1,533
Credit facility term				2 years
Withdraw amount		$ 1,533
Bank loan, description		Glory Star Beijing made a withdrawal of $1,533, $153 of which will be due on March 21, 2021 and the remaining of $1,380 will be due on March 23, 2022.
Leshare Beijing [Member]
Bank Loans (Textual)
Credit facility agreement, description					On September 29, 2020, Leshare Beijing entered into a two-year credit facility agreement of maximum $1,073 and an one-year credit facility agreement of maximum $460 with Xiamen International Bank, respectively. On September 30, 2020, Leshare Beijing withdrew $1,073 and $460, respectively, both with maturity date of March 29, 2021. These loans bear fixed interest rate of 6.0% and 5.5% respectively. These loans are guaranteed by Horgos, and Mr. Zhang Bing, the Chairman of the Company's board of directors
Loan Agreement [Member]
Bank Loans (Textual)
Working capital	$ 460		$ 718
Maturity date	Dec. 09, 2021		Dec. 18, 2020
Fixed interest rate	4.76%		5.22%
Guarantee fee					$ 8
Unamortized loan balance					$ 8
Effective interest rate					6.57%